Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - BNY Mellon Corporate Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return (consisting of capital appreciation and current income).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36.99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.99%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in corporate bonds. The investment adviser uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The investment adviser actively manages the fund's bond market and maturity exposure and credit profile. The fund normally invests at least 80% of its assets in bonds rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser, with at least 65% of such investment grade bonds issued by corporations or the U.S. government or its agencies. Generally, the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual bonds of any duration. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. There are no restrictions on the dollar-weighted average maturity of the fund's portfolio or on the maturities of the individual bonds the fund may purchase.

In selecting corporate bonds for investment, the fund's portfolio manager analyzes fundamental metrics, including the issuer's cash flow, leverage and operating margins, as well as its business strategy and operating performance, and macro economic factors. The fund typically sells a security when the portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's fixed-income portfolio, the more the fund's share price is likely to react to interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause the bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance – in the rating agency's opinion – that the bond issuer will default or fail to meet its payment obligations.

• Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Since the fund has less than one calendar year of performance, past performance information is not presented in the Prospectus Summary. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the fund has less than one calendar year of performance, past performance information is not presented in the Prospectus Summary.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.40%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	726
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.40%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049